Summary of revenue from transfer of goods and services (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 2,128	$ 1,517
License Fees [Member]
IfrsStatementLineItems [Line Items]
Total	760	432
Development Services [Member]
IfrsStatementLineItems [Line Items]
Total	1,339	966
Product Sales [Member]
IfrsStatementLineItems [Line Items]
Total		57
Royalties [Member]
IfrsStatementLineItems [Line Items]
Total	18	19
Supply Chain [Member]
IfrsStatementLineItems [Line Items]
Total	$ 11	$ 43